Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Class A Subordinate Voting Shares [Member]
Common stock, no par value
Common stock, shares authorized	unlimited	unlimited
Common stock, shares outstanding	41,110,669	41,762,810
Treasury shares	410,502	218,300
Class B Shares [Member]
Common stock, no par value
Common stock, shares authorized	unlimited	unlimited
Common stock, shares outstanding	79,464,195	79,464,195
Common stock, shares issued	79,464,195	79,464,195